Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of product sales
	December 31,	December 31,
	2021	2020
Concentrate sales
Gold	$6,472,006	$6,811,841
Silver	92,876	68,810
Total concentrate sales	6,564,882	6,880,651

Less: Royalties	(276,416)	(265,212)
Upside participation payments	(974,489)	(987,277)
Outside processing charges	(306,884)	(286,165)
	(1,557,789)	(1,538,654)
Net concentrate sales	5,007,093	5,341,997

Contract processing income	2,734,822	132,110
Total revenue	$7,741,915	$5,474,107